Basis of Preparation - Additional Information (Detail) - $ / $	Mar. 14, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Exchange rate		20.8557
Increase decrease in foreign currency exchange rate		5.00%
Changes in foreign exchange rates
Disclosure of non-adjusting events after reporting period [line items]
Exchange rate	19.8545